Long-term debt - Long-term debt (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 CAD ($) tranche payment	Sep. 30, 2022 USD ($) tranche payment	Sep. 30, 2021 CAD ($)	Sep. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 3,267,034		$ 3,401,656
Current portion			93,447		392,727
Long-term debt			3,173,587		3,008,929
Repayments of borrowings			401,654		1,888,777
Settled cross-currency swap agreement
Disclosure of detailed information about borrowings [line items]
Notional amount			69,300
2011 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			319,663			$ 250,000,000
Borrowings			0		318,009
2011 U.S. Senior Notes | Remaining tranche
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 250,000,000
2011 U.S. Senior Notes | Remaining tranche | Settled interest rate swap agreement
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 319,663
2014 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 550,177		$ 570,298
Number of remaining yearly payments | payment			2	2
Borrowings, number of tranches | tranche			2	2
Borrowings, number of yearly payments | payment			7	7
2014 U.S. Senior Notes | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 412,680			$ 300,000,000
2014 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 550,240
2014 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term			1 year 9 months 18 days	1 year 9 months 18 days
Borrowings, interest rate			3.98%		3.95%	3.98%
2014 U.S. Senior Notes | Remaining total tranches
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 137,560			$ 100,000,000
2014 U.S. Senior Notes | Tranche six | Less than one year
Disclosure of detailed information about borrowings [line items]
Notional amount			50,000
2014 U.S. Senior Notes | Tranche seven | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Notional amount			50,000
2014 U.S. Senior Notes | Tranche five
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 50,000,000
2014 U.S. Senior Notes | Tranche five | Settled cross-currency swap agreement
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings			64,880
2021 U.S. Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						1,000,000,000
Borrowings			$ 1,361,974		$ 1,253,226
Borrowings, number of tranches | tranche			2	2
2021 U.S. Senior Notes | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 825,360			600,000,000
2021 U.S. Senior Notes | Beyond five years
Disclosure of detailed information about borrowings [line items]
Notional amount			550,240			$ 400,000,000
2021 U.S. Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,375,600
2021 U.S. Senior Notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term			6 years	6 years
Borrowings, interest rate			1.79%			1.79%
2021 CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 595,900		595,331
Borrowings, interest rate			2.10%			2.10%
2021 CAD Senior Notes | Beyond five years
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 600,000,000
2021 CAD Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 600,000
Unsecured committed term loan credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings			687,705		633,623
Unsecured committed term loan credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 687,800
Unsecured committed term loan credit facility | LIBOR | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.00%			4.00%
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 71,278		$ 31,169